Financial instruments - Fair values and risk management - Cash flow sensitivity analysis for variable rate instruments (Details) - VARIABLE RATE INSTRUMENTS - Interest rate risk - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	$ (6,606)	$ (3,819)	$ (6,195)
Decrease in risk variable, impact on profit (loss)	2,133	2,484	6,195
Increase in risk variable, impact on equity	4,594	5,542	1,553
Decrease in risk variable, impact on equity	(4,222)	(5,343)	(1,433)
Variable rate instruments
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	(6,606)	(3,819)	(6,195)
Decrease in risk variable, impact on profit (loss)	2,133	2,484	6,195
Increase in risk variable, impact on equity	0	0	0
Decrease in risk variable, impact on equity	0	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	0	0	0
Decrease in risk variable, impact on profit (loss)	0	0	0
Increase in risk variable, impact on equity	4,594	5,542	1,553
Decrease in risk variable, impact on equity	$ (4,222)	$ (5,343)	$ (1,433)